Schedule of provision for warranty cost (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Provision For Warranty Cost
Balance at beginning	$ 1,709	$ 1,669
Additions	287	499
Warranty claims applied	(394)	(841)
Change in estimate of warranty provision	(922)	421
Change in foreign exchange	12	(39)
Balance at end	692	$ 1,709
Current warranty provision	563
Warranty provision	$ 129